Common Shares and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Equity [Abstract]
Common Shares and Warrants

12.        Common Shares and Warrants

 During the quarter ended November 30, 2020 the Company did not issue any shares or warrants.

A continuity schedule for warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2019	94,177	41.40
Cancelled/expired	(25,000)	44.90
Issued	402,431	12.74
Balance August 31, 2020	471,608	16.77
Cancelled/expired	(32,510)	67.50
Balance November 30, 2020	439,098	14.68

A continuity schedule for warrants is presented below:

A summary of warrants outstanding as of November 30, 2020 is presented below:

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
3,333	0.47 years	28.80
8,333	0.48 years	46.50
25,000	0.86 years	4.20
291	0.95 years	36.00
7,500	1.93 years	24.00
51,808	3.96 years	36.00
8,983	4.00 years	36.00
16,666	4.29 years	9.00
267,616	4.43 years	10.50
49,568	4.45 years	10.50
439,098	4.01 years	14.68

12.        Common Shares and Warrants

Fiscal 2020 Activity

During the year ended August 31, 2020, the Company closed, pursuant to two tranches, a non-brokered private placement for an aggregate total of 1,823,745 units priced at $0.45 each. Each unit consists of one common share and one share purchase warrant. Each warrant shall entitle the holder to acquire one common share of the Company for a period of two years at a price of $0.80 per Share until the first anniversary of issuance, and thereafter at a price of $1.20 until the second anniversary of issuance. The Company paid $3,938 and issued 8,750 broker warrants. The broker warrants have a term of 24 months and are each exercisable into one common share of the Company at a price of $0.80 per share until the first anniversary of issuance, and thereafter at a price of $1.20 until the second anniversary of issuance. The fair value of these broker warrants was determined to be $1,850, which were recorded as a share issuance cost within additional paid in capital for a net effect of $Nil.

The Company also issued an aggregate of 8,866,211 units at $0.23, issued in two tranches for gross proceeds of $2,039,229. Each unit consists of one common share and one full warrant. The warrants are exercisable on issuance at an exercise price of $0.35 with 8,028,254 expiring May 6, 2025 and 837,957 on May 11, 2025. Pursuant to the agent agreement $151,623 and 649,123 broker warrants with an exercise price of $0.35 expiring May 6, 2025, were paid. The broker warrants were valued at $128,329 and were recorded as a share issue cost within additional paid in capital for a net effect of $Nil. A total of $65,600 in legal fees were also paid.

The company granted a total of 500,000 warrants pursuant to an agreement with a consultant valued at $98,081 that were recorded as an expense within consulting.

The Company recognized $168,833 in consulting expense for warrants granted to consultants as per vesting requirements.

A summary of share issuance relating to exercises and private placements is presented below:

Type of Issuance	Number of Shares	Total Value $
Option exercise	220,000	30,030
Private placement (1)	10,689,956	2,859,914
Per agreements(2)	347,222	100,000
	11,257,178	2,989,944

(1) Total fees of $221,889 were paid for total net receipt of $2,638,025.

(2) The Company awarded the restricted common shares as required by consulting contracts.

Fiscal 2019 Activity

During the year ended August 31, 2019 the Company closed a non-brokered private placement for 947,150 Units priced at $1.60 each. Each unit consists of one common share and one share purchase warrant. Each warrant shall entitle the holder to acquire one common share at a price of $2.25 per share for a period of 24 months. The Company also issued 28,175 broker warrants. The broker warrants have a term of 24 months and are each exercisable into one common share of the Company at a price of $2.25. The fair value of these broker warrants was determined to be $16,095, which were recorded as a share issue cost within additional paid in capital for a net effect of $Nil. The Company granted an additional 107,737 broker warrants with a value of $6,484 that were recorded as a share issue cost within additional paid in capital for a net effect of $Nil.

The Company granted a total of 100,000 warrants pursuant to an agreement with a vendor valued at $52,817 that were recorded as an expense within investor relation expense.

During the year ended August 31, 2019 the Company recognized $51,448 in consulting expense for warrants previously granted to a consultant upon vesting.

A summary of share issuance is presented relating to option and warrant exercises, agreement requirements and debt settlement is presented below:

Type of Issuance	Number of Shares	Total Value $
Warrant exercise(1)	1,626,513	796,122
Option exercise	430,000	66,250
Private placement	947,150	1,515,440
Per agreements(2)	250,000	234,500
	3,253,663	2,612,312

 (1) Includes 384,212 broker warrants exercised for gross proceeds of $191,742

 (2) The Company awarded the restricted common shares as required by consulting contracts.

A continuity schedule for warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance August 31, 2019	2,825,325	1.38
Cancelled/Expired	(750,000)	1.50
Issued	12,072,829	0.42
Balance August 31, 2020	14,148,154	0.56

The fair value of share purchase warrants granted as broker warrants, compensation units, and compensatory warrants, was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31 2020	August 31 2019
Expected volatility	91%-94%	1% - 117%
Risk-free interest rate	0.36%-2.87%	2.31% - 2.87%
Expected life	2 - 5 years	1 day - 2 years
Dividend yield	0%	0.00%
Estimated fair value per warrant	0.28 - 0.54	$Nil - $0.57

A summary of warrants outstanding as of August 31, 2020 is presented below:

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
975,325	0.17 years	2.25
100,000	0.72 years	0.96
250,000	0.73 years	1.55
750,000	1.11 years	0.14
225,000	2.18 years	0.80
1,562,995	1.20 years	0.80
269,500	1.24 years	0.80
500,000	4.54 years	0.30
8,028,254	4.68 years	0.35
1,487,080	4.70 years	0.35
14,148,154	3.59 years	0.56